Investment Securities - Investment Securities Available-for-Sale (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		$ 68,717	$ 66,985
Available-for-sale securities, Unrealized Gains		308	334
Available-for-sale securities, Unrealized Losses Other-than-Temporary			(6)
Available-for-sale securities, Unrealized Losses Other		(888)	(1,029)
Available-for-sale securities, Fair Value	[1]	68,137	66,284
U.S. Treasury and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		23,586	17,314
Available-for-sale securities, Unrealized Gains		3	11
Available-for-sale securities, Unrealized Losses Other		(288)	(198)
Available-for-sale securities, Fair Value		23,301	17,127
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		38,450	43,558
Available-for-sale securities, Unrealized Gains		152	225
Available-for-sale securities, Unrealized Losses Other		(571)	(645)
Available-for-sale securities, Fair Value		38,031	43,138
Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost			240
Available-for-sale securities, Unrealized Gains			6
Available-for-sale securities, Unrealized Losses Other-than-Temporary			(3)
Available-for-sale securities, Unrealized Losses Other			(1)
Available-for-sale securities, Fair Value			242
Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost			178
Available-for-sale securities, Unrealized Gains			20
Available-for-sale securities, Unrealized Losses Other-than-Temporary			(3)
Available-for-sale securities, Fair Value			195
Commercial [Member] | Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		6	15
Available-for-sale securities, Fair Value		6	15
Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		413
Available-for-sale securities, Fair Value		419
Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		413	475
Available-for-sale securities, Unrealized Gains		6	8
Available-for-sale securities, Fair Value		419	483
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		6,240	5,167
Available-for-sale securities, Unrealized Gains		147	55
Available-for-sale securities, Unrealized Losses Other		(29)	(183)
Available-for-sale securities, Fair Value		6,358	5,039
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost			11
Available-for-sale securities, Unrealized Losses Other			(2)
Available-for-sale securities, Fair Value			9
Other Investment [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		22	27
Available-for-sale securities, Unrealized Gains			9
Available-for-sale securities, Fair Value		$ 22	$ 36

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.